Share Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share Capital [Abstract]
SHARE CAPITAL

8.      SHARE CAPITAL

a)      Authorized share capital

The Company is authorized to issue an unlimited number of Class A Shares and an unlimited number of common shares.

b)      Issued share capital

During the year ended December 31, 2023, the Company:

i)       Issued 156,250 shares at a price of $14.40 per share for total proceeds of $2,250,000 in a registered direct offering. In connection with the offering, the Company incurred $226,544 in issuance costs as part of the transaction.

ii)      Issued 283,875 common shares pursuant to exercise of 283,875 warrants at a price of $17.37 per share for total proceeds of $4,561,200.

During the nine months ended September 30, 2024, the Company:

i)       Did not enter into any capital transactions.

c)      Stock options

The Company may grant incentive stock options to its officers, directors, employees, and consultants. The Company has implemented a rolling Stock Option Plan (the “Plan”) whereby the Company can issue up to 10% of the issued and outstanding common shares of the Company. Options have a maximum term of ten years and vesting is determined by the Board of Directors.

A continuity schedule of outstanding stock options is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Outstanding – December 31, 2023	28,990	165.38
Granted	—	—
Exercised	—	—
Forfeited	(13,860)	186.49
Outstanding – September 30, 2024	15,130	146.03

During the three months ended September 30, 2024 and 2023 the Company recorded share-based compensation of none and $1,909, respectively, relating to options vested during the period. During the nine months ended September 30, 2024 and 2023 the Company recorded share-based compensation of $160,865 and $(1,154,308), respectively.

There were no grants in the three-month and nine-month period ended September 30, 2024. There were no grants in the three-month period ended September 30, 2023. The Company used the following assumptions in calculating the grant date fair value of stock options granted for the nine-month period ended September 30, 2023:

September 30, 2023
Risk-free interest rate	3.93%
Expected life of options	5.0 years
Expected dividend yield	Nil
Volatility	132.65%

d)      Share purchase warrants

A continuity schedule of outstanding share purchase warrants is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2022	329,908	91.84
Exercised	(283,875)	16.19
Expired	—	—
Issued	850,612	3.83
Balance – December 31, 2023	896,645	32.36
Exercised	—	—
Expired	—	—
Issued	—	—
Balance – September 30, 2024	896,645	32.36

During the year ended December 31, 2023, the Company:

i)       Issued 10,938 placement agent warrants in conjunction with a registered direct offering on February 2, 2023, with an exercise price of $14.40 per share.

ii)      Issued 815,217 warrants in conjunction with a public offering on October 17, 2023, with an exercise price of $3.68 per share.

iii)    Issued 24,457 placement agent warrants in conjunction with a public offering on October 17, 2023, with an exercise price of $4.05 per share.

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

December 31, 2023
Risk-free interest rate	4.13% – 4.49%
Expected life of warrants	2.06 – 4.80 years
Expected dividend yield	Nil
Volatility	132.78%
Weighted average fair value per warrant	$4.69

At September 30, 2024, the Company had share purchase warrants outstanding as follows:

Expiration Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026	7,030	1,800.00	1.31
February 28, 2027	20,689	460.80	2.42
December 6, 2027	13,781	20.00	3.18
December 9, 2027	9,876	17.60	3.19
January 18, 2028	25,906	124.80	3.30
February 2, 2028	10,938	14.40	3.35
October 17, 2028	783,968	3.68	4.05
October 17, 2028	24,457	4.05	4.05
	896,645	32.36	3.94

13.    SHARE CAPITAL

a)      Authorized share capital

The Company is authorized to issue an unlimited number of Class A Shares. The Class A Shares do not have any special rights or restrictions attached. As of December 31, 2023 and 2022, there were 0 and 21 Class A Shares issued and outstanding, respectively. The Class A shares were converted to common shares on December 22, 2023.

b)      Issued share capital

During the year ended December 31, 2023, the Company:

i)       Issued 156,250 shares at a price of $14.40 per share for total proceeds of $2,250,000 in a registered direct offering. In connection with the offering, the Company incurred $226,544 in issuance costs as part of the transaction.

ii)      Issued 283,875 common shares pursuant to exercise of 283,875 warrants at a price of $17.37 per share for total proceeds of $4,561,200.

iii)    Issued 815,217 shares at a price of $3.68 per share for total proceeds of $3,000,000 in a registered direct offering. In connection with the offering, the Company incurred $453,345 in issuance costs as part of the transaction.

iv)     Issued 989,903 shares at a price of $2.59 per share for total proceeds of $2,562,660 in a private placement.

v)      Issued 21 shares upon the conversion of Class A shares.

During the year ended December 31, 2022, the Company:

vi)     Issued 18,229 units at a price of $384.00 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $460.80 per share until February 28, 2027. In connection with the offering, the Company incurred $900,720 in issuance costs as part of the transaction.

vii)    Issued 715 shares, which were converted from Versus Holdco shares.

viii)  Issued 2,461 shares at a price of $355.20 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment.

ix)     Issued 262 shares related to the Xcite acquisition and the vesting of key employee shares.

x)      Issued 17,271 units at a price of $124.80 per unit for total proceeds of $2,155,195. The offering consisted of 8,750 common shares and 8,521 pre-funded warrants. In connection with the offering, the Company incurred $313,482 in issuance costs as part of the transaction.

xi)     Issued 25,768 shares at $43.52 per share in a private placement offering for total proceeds of $1,119,373.

xii)    Issued 131,250 units at a price of $16.00 per unit for total proceeds of $2,099,866. The offering consisted of 18,750 common shares and 112,500 pre-funded warrants. In connection with the offering, the Company incurred $522,460 in issuance costs as part of the transaction.

c)      Stock options

The Company may grant incentive stock options to its officers, directors, employees, and consultants. The Company has implemented a rolling Stock Option Plan (the “Plan”) whereby the Company can issue up to 10% of the issued and outstanding common shares of the Company. Options have a maximum term of ten years and vesting is determined by the Board of Directors.

A continuity schedule of outstanding stock options is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2021	8,091	1,017.60
Granted	6,533	99.04
Exercised	—	—
Forfeited	(386)	1,484.96
Balance – December 31, 2022	14,238	594.08
Granted	25,000	14.40
Exercised	—	—
Forfeited	(10,247)	392.60
Balance – December 31, 2023	28,990	165.38

During the year ended December 31, 2023, 25,000 stock options were granted by the Company, and the Company recorded share-based compensation of ($1,452,380) relating to options vested during the period.

During the year ended December 31, 2022, 6,533 stock options were granted by the Company, and the Company recorded share-based compensation of $1,567,583 relating to options vested during the period.

The Company used the following assumptions in calculating the fair value of stock options for the period ended:

	December 31, 2023	December 31, 2022
Risk-free interest rate	3.93%	2.14% – 4.03%
Expected life of options	3.69 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	132.65%	96.90% – 112.40%

At December 31, 2023, the Company had incentive stock options outstanding as follows:

Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
April 2, 2024	432	604.80	0.25
June 27, 2024	26	614.40	0.49
September 27, 2024	962	1,087.20	0.74
October 22, 2024	52	967.20	0.81
July 24, 2025	556	715.20	1.56
July 31, 2025	546	715.20	1.58
August 10, 2025	52	715.20	1.61
June 1, 2026	236	1,689.60	2.42
June 29, 2026	44	1,356.00	2.50
August 19, 2026	1,501	1,008.00	2.64
May 10, 2027	13	189.60	3.36
August 17, 2027	3,212	96.00	3.63
September 20, 2027	140	55.20	3.72
February 13, 2028	21,218	14.40	4.12
	28,990	165.38	3.69

d)      Share purchase warrants

A continuity schedule of outstanding share purchase warrants is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2021	18,692	1,639.20
Exercised	—	—
Expired	(11,662)	1,540.80
Issued	322,878	54.72
Balance – December 31, 2022	329,908	91.84
Exercised	(283,875)	16.19
Expired	—	—
Issued	850,612	3.83
Balance – December 31, 2023(1)	896,645	32.36

(1)      Unit A warrant balance is 7,030 as of December 31, 2023 and 2022.

During the year ended December 31, 2023, the Company:

i)       Issued 10,938 placement agent warrants in conjunction with a registered direct offering on February 2, 2023, with an exercise price of $14.40 per share.

ii)      Issued 815,217 warrants in conjunction with a public offering on October 17, 2023, with an exercise price of $3.68 per share.

iii)    Issued 24,457 placement agent warrants in conjunction with a public offering on October 17, 2023, with an exercise price of $4.05 per share.

During the year ended December 31, 2022, the Company:

iv)     Completed a public offering on February 28, 2022, and issued 18,229 units at a price of $384.00 per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $460.80 per share until February 28, 2027.

v)      Issued 2,461 units on March 24, 2022, at a price of $355.20 per unit for total proceeds of $874,125 because the underwriter exercised its overallotment option. Each unit consisted of one common share and one warrant, to purchase one common share at $460.80 per share until February 28, 2027.

vi)     Issued 25,906 warrants on July 18, 2022, to purchase common shares, each exercisable for one common share at an exercise price of $124.80 per share in an offer to an investor.

vii)    Completed a public offering on December 9, 2022 and issued 131,250 units for total proceeds of $2,099,866. Each unit consists of (1) either (a) one common share or (b) one pre-funded warrant to purchase one common share and (2) two warrants to purchase one common share each, at a public offering price of $16.00 per unit. The unit will have an exercise price of $17.60 per share, are exercisable immediately upon issuance, and will expire five years following the date of issuance. An additional 13,781 warrants were provided to placement agents with an exercise price of $20.00 per share.

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

	December 31, 2023	December 31, 2022
Risk-free interest rate	4.13% – 4.49%	3.99% – 4.22%
Expected life of warrants	2.06 – 4.80 years	3.06 – 5.05 years
Expected dividend yield	Nil	Nil
Volatility	132.78%	119% – 124.9%
Weighted average fair value per warrant	$4.69	$4.16

At December 31, 2023, the Company had share purchase warrants outstanding as follows:

Expiration Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	7,030	1,800.00	2.06
February 28, 2027	20,689	460.80	3.16
December 6, 2027	13,781	20.00	3.93
December 9, 2027	9,876	17.60	3.94
January 18, 2028	25,906	124.80	4.05
February 2, 2028	10,938	14.40	4.10
October 17, 2028	783,968	3.68	4.80
October 17, 2028	24,457	4.05	4.80
	896,645	32.36	4.69

(1)      Unit A warrant balance is 7,030 as of December 31, 2023 and 2022.